RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Right of Use Assets Recognized in Consolidated Balance Sheets
16(a)    Amounts recognized in the consolidated balance sheets

	As of December 31,	As of December 31,
	2023	2022
Right of use assets	US$’000	US$’000
Land	2,054	2,211
Buildings	575	935
Motor vehicles and other assets	86	134
Office equipment	110	152
	2,825	3,432

Summary of Lease Expenses Recognized in Consolidated Income Statements

	2023	2022
Depreciation charge of right of use assets	US$’000	US$’000
Land	208	242
Buildings	456	337
Motor vehicles and other assets	82	65
Office equipment	44	38
	790	682

Interest expenses (included in finance cost)	98	80
Expenses relating to short-term leases	15	11
Expenses relating to lease of low-value assets that are not short-term leases	1	3